PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT
13	PROPERTY AND EQUIPMENT

i)	Reconciliation of carrying amount

	Cleaning machinery	Computers- hardware & software	Furniture and fittings	Renovation	Office equipment	Sub-total
	USD	USD	USD	USD	USD	USD
Cost
Balance at December 31, 2023	1,087,463	324,232	47,481	78,475	12,693	1,550,344
Additions	38,394	3,940	-	53,618	5,293	101,245
Effect of movements in exchange rates	(33,337)	(9,808)	(1,456)	(2,406)	(389)	(47,396)
Balance at 31 December, 2024	1,092,520	318,364	46,025	129,687	17,597	1,604,193

Additions	232,103	144,567	-	2,557	-	379,227
Business combination	-	17,180	2,820	36,603	85,631	142,234
Disposal	-	(142,662)	(47,953)	(98,097)	(10,970)	(299,682)
Effect of movements in exchange rates	68,721	19,213	1,975	6,708	2,295	98,912
Balance at December 31, 2025	1,393,344	356,662	2,867	77,458	94,553	1,924,884

Accumulated depreciation
Balance at December 31, 2023	753,803	289,271	47,481	78,475	12,693	1,181,723
Additions	105,259	16,962	-	11,938	149	134,308
Effect of movements in exchange rates	(24,834)	(9,311)	(1,456)	(2,601)	(392)	(38,594)
Balance at December 31, 2024	834,228	296,922	46,025	87,812	12,450	1,277,437

Additions	134,290	89,611	-	13,122	1,839	238,862
Business combination	-	8,800	902	28,417	53,956	92,075
Disposal	-	(142,662)	(47,953)	(85,536)	(10,970)	(287,121)
Effect of movements in exchange rates	51,754	16,878	1,943	4,474	1,490	76,539
Balance at December 31, 2025	1,020,272	269,549	917	48,289	58,765	1,397,792

Carrying amounts
At December 31, 2024	258,292	21,442	-	41,875	5,147	326,756
At December 31, 2025	373,072	87,113	1,950	29,169	35,788	527,092
ii)	Depreciation of property and equipment

Property and equipment are depreciated on a straight-line basis over the estimated useful lives, after taking into account the estimated residual value. Management reviews the estimated useful lives and residual value of the assets annually in order to determine the amount of depreciation expense to be recorded during any reporting year. The depreciation expense recorded for the year is $ 238,861 (2024: $134,308 and 2023: $122,695).

The reviews performed in 2025 and 2024 and 2023 did not result in any changes in estimated useful life or residual value.